UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stadia Capital, L.L.C.

Address:  780 Third Avenue, 9th Floor
          New York, NY 10022


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John A. Rogers
Title:  Chief Financial Officer
Phone:  (212) 872-3900


Signature, Place and Date of Signing:

/s/ John A. Rogers                 New York, N.Y.             January 15, 2003
-----------------------     --------------------------    ----------------------
     [Signature] [City, State] [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                               NONE


     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

                   Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $140,161
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                          NONE



[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



COLUMN 1                         COLUMN  2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6      COLUMN 7        COLUMN 8

                                 TITLE OF              VALUE     SHRS OR    SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS        CUSIP    X$1000)   PRN AMT    PRN CALL   DISCRETION    MGRS     SOLE  SHARED  NONE
--------------                   -----        -----    -------   -------    --------   ----------    ----     ----  ------  ----
ACTIVISION INC (NEW)              COMMON     004930202  $2,918   200000                SOLE          N/A      X
ALLEGHENY ENERGY, INC.            COMMON     017361106    $378    50000                SOLE          N/A      X
ALLOY INC                         COMMON     019855105    $579    52900                SOLE          N/A      X
AUTOZONE, INC.                    COMMON     053332102  $2,826    40000                SOLE          N/A      X
BERKLEY W R CORP.                 COMMON     084423102  $2,971    75000                SOLE          N/A      X
BURLINGTON NORTHERN               COMMON     12189T104  $1,040    40000                SOLE          N/A      X
     SANTE FE CORP
CABLEVISION SYSTEMS CORP          COMMON     12686C109  $1,339    80000                SOLE          N/A      X
     CABLEVISIO
CHITTENDEN CAP TR I             PREFERRED    170221204  $1,483    57520                SOLE          N/A      X
     8% PFD
COSTCO WHOLESALE                  COMMON     22160K105  $1,620    57736                SOLE          N/A      X
     CORPORATION
DISNEY WALT CO (HOLDING CO)       COMMON     254687106    $816    50000                SOLE          N/A      X
DOLLAR GENL CORP                  COMMON     256669102  $1,725   144362                SOLE          N/A      X
DOLLAR TREE STORES INC            COMMON     256747106  $2,457   100000                SOLE          N/A      X
DOMINION RESOURCES, INC.          COMMON     25746U109  $2,745    50000                SOLE          N/A      X
DOUBLECLICK, INC.                 COMMON     258609304    $991   175000                SOLE          N/A      X
EMMIS COMMUNICATIONS CORP         COMMON     291525103  $1,250    60001                SOLE          N/A      X
ENTERGY CORPORATION               COMMON     29364G103  $2,735    60000                SOLE          N/A      X
EXPEDIA INC                       COMMON     302125109  $2,349    35091                SOLE          N/A      X
FOOT LOCKER, INC.                 COMMON     344849104  $4,358   415000                SOLE          N/A      X
FOX ENTERTAINMENT GROUP INC.      COMMON     35138T107  $1,297    50000                SOLE          N/A      X
HARLEY-DAVIDSON INC               COMMON     412822108  $1,667    36090                SOLE          N/A      X
HOLLYWOOD ENTERTAINMENT CORP      COMMON     436141105  $1,413    93600                SOLE          N/A      X
HOME DEPOT INC                    COMMON     437076102  $1,734    72182                SOLE          N/A      X
IBERIABANK CORP                   COMMON     450828108  $1,367    34049                SOLE          N/A      X
ISTAR FINL INC                    COMMON     45031U101  $2,805   100000                SOLE          N/A      X
LEHMAN BROTHERS HOLDINGS INC      COMMON     524908100  $2,178    40867                SOLE          N/A      X
LIN TV CORP                       COMMON     532774106  $2,070    85000                SOLE          N/A      X
MARVEL ENTERPRISES INC            COMMON     57383M108  $1,167   130000                SOLE          N/A      X
MC DONALDS CORP                   COMMON     580135101  $1,740   108227                SOLE          N/A      X
MGM MIRAGE                        COMMON     552953101  $2,638    80000                SOLE          N/A      X
NAVIGANT INTERNATIONAL INC        COMMON     63935R108  $1,850   150000                SOLE          N/A      X
NETBANK INC                       COMMON     640933107  $4,840   500000                SOLE          N/A      X
NEWS CORPORATION LIMITED        PREFERRED    652487802  $2,831   125000                SOLE          N/A      X
     (THE) ADR PFD US
PENN NATIONAL GAMING INC          COMMON     707569109  $3,174   200136                SOLE          N/A      X
PHOENIX COS INC                   COMMON     71902E109  $3,420   450000                SOLE          N/A      X
PIER 1 IMPORTS INC (DELAWARE)     COMMON     720279108  $2,366   125000                SOLE          N/A      X
PLATINUM UNDERWRITERS HLDGS       COMMON     G7127P100  $4,611   175000                SOLE          N/A      X
PROSPERITY BANCSHARES INC         COMMON     743606105  $1,900   100000                SOLE          N/A      X
PROVIDIAN FINANCIAL CORP          COMMON     74406A102  $8,138  1254000                SOLE          N/A      X
PRUDENTIAL FINANCIAL INC          COMMON     744320102  $3,174   100000                SOLE          N/A      X
PUBLIC-SVC ENTERPRISE GROUP       COMMON     744573106  $5,778   180000                SOLE          N/A      X
     HOLDING CO
ROSS STORES,INC                   COMMON     778296103  $2,543    60000                SOLE          N/A      X
SCOTTISH ANNUITY & LIFE           COMMON     G7885T104  $2,181   125000                SOLE          N/A      X
     HOLDINGS L
SHUFFLE MASTER                    COMMON     825549108  $2,675   140000                SOLE          N/A      X
SINCLAIR BROADCAST GROUP INC      COMMON     829226109  $2,326   200000                SOLE          N/A      X
SOVEREIGN BANCORP INC             COMMON     845905108  $3,513   250000                SOLE          N/A      X
SPANISH BROADCASTING              COMMON     846425882  $1,728   240000                SOLE          N/A      X
    SYSTEM INC
STATION CASINOS INC               COMMON     857689103  $1,416    80000                SOLE          N/A      X
SUNTRUST CAPITAL IV 7.125%      PREFERRED    86788B201  $3,710   141070                SOLE          N/A      X
    (TRUPS) TR
SWIFT TRANSPORTATION              COMMON     870756103  $1,501    75000                SOLE          N/A      X
TRAVELERS PROPERTY                COMMON     89420G109  $1,099    75000                SOLE          N/A      X
     CASUALTY CORP
TUESDAY MORNING CORP              COMMON     899035505  $2,138   125000                SOLE          N/A      X
TXU CORP                          COMMON     873168108  $1,027    55000                SOLE          N/A      X
TXU CORP   CORP UNIT            PREFERRED    873168504  $1,430    50000                SOLE          N/A      X
WAL MART STORES INC               COMMON     931142103  $2,020    40000                SOLE          N/A      X
WELLS FARGO & CO (NEW)            COMMON     949746101  $2,512    53588                SOLE          N/A      X
WILLIS GROUP HOLDINGS LTD         COMMON     G96655108  $3,727   130000                SOLE          N/A      X
CALL/CC(CCAU)                     COMMON     1727379AU  $4,750              1000       SOLE          N/A      X
    @ 7.5 EXPO
CALL/RCL(RCLAW)                   COMMON     V778049AW  $3,125               500       SOLE          N/A      X
    @17.5 EXPO



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